UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6663

SB Adjustable Rate Income Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SB ADJUSTABLE RATE INCOME FUND

FORM N-Q

AUGUST 31, 2004

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
ADJUSTABLE-RATE SECURITIES - 91.0%
ASSET-BACKED SECURITIES - 25.4%
$15,000,000	AAA	Advanta Business Card Master Trust, Series 2003-B, Class A, 1.950% due 12/22/08 (b)	$15,051,878
1,488,528	AAA	Ameriquest Mortgage Securities Inc., Series 2001-1, Class A, 1.905% due 6/25/31	1,490,729
		Amortizing Residential Collateral Trust:
10,000,000	AA	Series 2002-BC4, Class M1, 2.315% due 7/25/32	10,015,368
3,529,343	AAA	Series 2002-BC6, Class A2, 1.965% due 8/25/32	3,536,604
8,129,164	AAA	Series 2002-BC10, Class A3, 2.045% due 1/25/33	8,152,228
6,500,000	AAA	Argent Securities Inc., Series 2004-W10, Class A2, 2.128% due 10/25/34 (c)	6,500,000
4,502,424	AAA	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class A2, 1.950% due 6/15/33	4,506,865
		Bayview Financial Acquisition Trust:
4,250,000	AAA	Series 2001-CA, Class A1, 1.985% due 8/25/36 (d)	4,260,968
6,090,338	AAA	Series 2001-DA, Class A, 1.995% due 11/25/31 (d)	6,096,551
12,500,000	Aaa*	Series 2002-BA, Class A2, 2.265% due 3/25/35 (b)(d)	12,508,282
5,990,717	AA	Series 2003-BA, Class M1, 3.115% due 4/25/33 (d)	6,012,458
7,057,525	AAA	Series 2003-E, Class A, 2.140% due 10/28/34	7,066,630
		Bear Stearns Asset-Backed Securities Trust:
7,790,982	AAA	Series 2003-1, Class A1, 2.115% due 11/25/42	7,802,751
3,475,261	AAA	Series 2003-2, Class A2, 2.065% due 3/25/43	3,482,886
7,710,204	AAA	Series 2003-SD3, Class A, 2.095% due 10/25/33	7,736,144
		Business Loan Express, Class A:
531,439	NR	Series 1998-1, 3.250% due 1/15/25 (d)	519,437
6,462,146	Aaa*	Series 2001-2A, 2.195% due 1/25/28 (d)	6,467,991
3,633,817	Aaa*	Series 2002-1A, 2.165% due 7/25/28 (d)	3,632,727
13,616,498	AAA	Series 2003-AA, 2.550% due 5/15/29 (b)(d)	13,811,722
		CDC Mortgage Capital Trust:
491,392	AAA	Series 2002-HE1, Class A, 1.925% due 1/25/33	492,267
3,403,954	AAA	Series 2002-HE3, Class A2, 2.155% due 12/27/32	3,421,243
500,000	AAA	Chesapeake Funding LLC, Series 2004-1A, Class A2, 1.630% due 7/7/16 (d)	500,000
4,750,000	AAA	Circuit City Credit Card Master Trust, Series 2003-2, Class A, 2.030% due 4/15/11	4,775,203
6,565,044	AAA	Countrywide Asset-Backed Certificates, Series 2002-6, Class AV1, 2.045% due 5/25/33	6,581,680
5,819,494	AAA	Credit Based Asset Servicing and Securitization, Series 2003-RP1, Class A, 2.165% due 3/25/33 (d)	5,833,792
5,076,479	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 2.075% due 8/25/32	5,098,044
		First North American National Bank, Class A:
4,500,000	AAA	Series 2002-A, 1.920% due 7/16/11	4,516,702
5,200,000	AAA	Series 2003-A, 2.080% due 5/16/11	5,234,033
6,532,572	AAA	Household Home Equity Loan Trust, Series 2002-4, Class A, 2.150% due 10/20/32	6,550,424
5,300,197	AAA	Indymac Home Equity Loan Asset-Backed Trust, Series 2001-B, Class AV, 1.865% due 4/25/31	5,307,740
3,279,547	AAA	Long Beach Mortgage Loan Trust, Series 2003-1, Class A2, 2.015% due 3/25/33	3,287,074
9,168,262	AAA	MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class A2, 2.035% due 12/25/32	9,199,854
693,968	Aaa*	Missouri Higher Education Loan Authority, Series 1997, Class P, 2.160% due 7/25/08	693,968
		MMCA Auto Lease Trust:
5,275,281	AA	Series 2002-1, Class A4, 1.880% due 1/15/10	5,269,010
15,379,276	AAA	Series 2002-A, Class A3, 1.950% due 9/15/06 (b)(d)	15,375,414

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 25.4% (continued)
		The Money Store Business Loan-Backed Certificates, Class A:
$759,611	AAA	Series 1997-1, 2.400% due 4/15/28	$735,824
459,459	Aaa*	Series 1997-2, 2.300% due 2/15/29	447,980
		The Money Store SBA Loan-Backed Adjustable Rate Certificates, Class A:
183,729	Aaa*	Series 1996-2, 2.360% due 4/15/24	176,166
381,833	Aaa*	Series 1997-1, 2.250% due 1/15/25	368,509
		Morgan Stanley Capital I Inc. Trust:
11,500,000	AAA	Series 2003-HE1, Class A4, 2.115% due 5/25/33 (b)	11,536,404
6,288,572	AAA	Series 2003-NC2, Class A3, 2.045% due 2/25/33	6,305,081
		New Century Home Equity Loan Trust:
5,915,180	AAA	Series 2003-2, Class A2, 2.045% due 1/25/33	5,930,233
12,549,000	AA	Series 2004-2, Class M2, 2.235% due 4/25/34 (b)	12,573,915
		NovaStar Mortgage Funding Trust:
478,328	AAA	Series 2000-2, Class A1, 1.895% due 1/25/31	478,873
		Series 2003-1:
5,392,744	AAA	Class A2, 2.005% due 5/25/33	5,405,966
10,000,000	AA	Class M1, 2.565% due 5/25/33	10,084,987
		Option One Mortgage Loan Trust, Series 2003-1:
3,892,020	AAA	Class A2, 2.035% due 2/25/33	3,907,494
10,000,000	AA	Class M1, 2.515% due 2/25/33	10,113,815
		Renaissance Home Equity Loan Trust, Class A:
7,795,410	AAA	Series 2003-1, 2.045% due 6/25/33	7,806,650
5,833,723	AAA	Series 2003-2, 2.055% due 8/25/33	5,844,887
14,036,649	AAA	Series 2003-3, 2.115% due 12/25/33 (b)	14,066,654
5,000,000	AA	Saxon Asset Securities Trust, Series 2003-1, Class M1, 2.315% due 6/25/33	5,031,854
502,095	AAA	Sequoia Mortgage Trust 2, Series 2, Class A1, 2.548% due 10/25/24	502,559
5,052,035	Aaa*	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 1.955% due 1/25/34	5,061,368
		Structured Asset Investment Loan Trust:
1,814,702	AAA	Series 2003-BC1, Class A2, 1.955% due 1/25/33	1,818,857
1,867,023	AAA	Series 2003-BC2, Class A3, 1.965% due 4/25/33	1,870,604
6,175,539	AAA	Series 2003-BC9, Class 3A3, 1.965% due 8/25/33	6,188,615
12,254,000	AAA	Series 2003-BC10, Class 3A5, 2.095% due 10/25/33 (b)	12,261,323

		TOTAL ASSET-BACKED SECURITIES
		(Cost - $338,170,975)	339,307,285

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.3%
3,905,441	AAA	Bank of America Mortgage Securities, Inc., Series 2003-B, Class 1A1, 3.002% due 3/25/33	3,915,356
4,864,918	AAA	Bear Stearns ARM Trust, Series 2002-5, Class 1A, 3.908% due 6/25/32	4,895,114
7,572,343	AAA	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3, 2.215% due 10/25/33	7,576,424
13,101,474	AAA	Commercial Mortgage Pass-Through Certificates, Series 2002-FL7, Class A2, 1.950% due 11/15/14 (b)(d)	13,111,194
		Countrywide Home Loans Mortgage Pass-Through Trust:
6,940,342	AAA	Series 2002-26, Class A4, 2.115% due 12/25/17	6,967,520
1,539,547	Aaa*	Series 2003-1, Class 1A16, 2.115% due 3/25/33	1,541,512
7,215,747	AAA	Series 2003-15, Class 1A1, 2.115% due 6/25/18	7,232,777

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.3% (continued)
$9,870,576	AAA	Series 2003-20, Class 3A6, 2.065% due 7/25/18	$9,888,524
7,839,817	AAA	Series 2003-37, Class 2A1, 4.330% due 9/25/33	7,858,701
11,980,695	AAA	Series 2003-HYB3, Class 7A1, 3.823% due 11/19/33 (b)	11,844,908
2,262,418	AAA	Credit Based Asset Servicing and Securitization,
		Series 2002-CB6, Class 2A1, 2.115% due 1/25/33	2,266,737
		Deutsche Mortgage Securities, Inc., Mortgage Loan Trust:
506,073	AAA	Series 2002-1, Class A3, 2.015% due 1/25/33	506,436
4,039,441	AAA	Series 2004-4, Class 7AR2, 2.065% due 6/25/34	4,038,222
3,485,496	AAA	First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 3.773% due 6/25/30	3,547,600
		GMAC Commercial Mortgage Asset Corp.:
4,477,996	Aa1*	Series 2000-FLFA, Class B, 2.200% due 9/20/10 (d)	4,483,896
6,943,159	AAA	Series 2003-SNFA, Class A, 2.400% due 1/17/18 (d)	6,951,295
2,416,342	AAA	GS Mortgage Securities Corp., Series 2000-1A, Class A, 1.950% due 3/20/23 (d)	2,419,645
		Impac CMB Trust:
2,289,232	Aa2*	Series 2001-4, Class M1, 2.765% due 12/25/31	2,295,283
2,645,524	AA	Series 2003-3, Class M1, 2.465% due 3/25/33	2,665,566
2,783,048	AA+	Series 2003-8, Class 1A2, 2.115% due 10/25/33	2,783,556
2,330,120	AAA	Series 2003-9F, Class A1, 2.015% due 7/25/33	2,332,499
13,532,937	AAA	Series 2004-5, Class 1A1, 1.975% due 10/25/34 (b)	13,541,028
6,000,000	AAA	Impac Secured Assets Corp., Series 2004-3, Class 1A4, 2.040% due 12/25/34	6,000,000
11,589,658	AAA	MASTR Alternative Loans Trust, Series 2003-7, Class 7A1, 2.015% due 11/25/33 (b)	11,609,506
1,716,544	AAA	MASTR ARM Trust Corp., Series 2003-3, Class 3A1, 4.811% due 9/25/33	1,726,028
5,655,276	AAA	MASTR Asset Securitization Trust, Series 2002-NC1, Class A2, 2.055% due 10/25/32	5,672,270
3,255,597	Aa2*	Merit Securities Corp., Series 11PA, Class B1, 2.840% due 9/28/32 (d)	3,241,425
		Merrill Lynch Mortgage Investors, Inc.:
2,796,078	Aaa*	Series 2002-A3, Class 2A1, 4.290% due 9/25/32	2,816,967
13,297,486	AAA	Series 2003-A5, Class 2A3, 3.246% due 8/25/33 (b)	13,313,365
		MLCC Mortgage Investors, Inc.:
407,817	AAA	Series 1997-B, Class A, 1.880% due 3/16/26	408,067
183,043	AAA	Series 1999-A, Class A, 1.980% due 3/15/25	183,574
15,603,960	AAA	Series 2003-A, Class 2A2, 2.360% due 3/25/28 (b)	15,728,544
11,016,909	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 1A2, 2.767% due 7/25/34	11,005,170
		Residential Asset Securitization Trust:
6,722,227	AAA	Series 2003-A3, Class A, 2.065% due 4/25/33	6,731,509
5,690,323	AAA	Series 2003-A5, Class A5, 2.115% due 6/25/33	5,685,372
		Series 2003-A11:
8,392,985	AAA	Class A2, 2.065% due 11/25/33	8,391,321
4,453,095	AAA	Class A4, 2.815% due 11/25/33	4,457,765
6,596,895	AAA	Residential Funding Mortgage Securities Trust, Series 2003-S10, Class A2, 2.015% due 6/25/33	6,600,550
79,266	Aa2*	Ryland Mortgage Securities Corp., Series 1994-3, Class A2, 4.537% due 10/25/31	79,795
		Sequoia Mortgage Trust:
13,029,128	AAA	Series 9, Class 2A, 3.329% due 9/20/32 (b)	13,285,845
3,553,431	AAA	Series 2003-2, Class A1, 1.930% due 6/20/33	3,556,605
		Structured ARM Loan Trust:
6,445,647	AAA	Series 2004-1, Class 2A, 1.925% due 2/25/34	6,438,637
6,918,210	AAA	Series 2004-2, Class 1A1, 4.099% due 3/25/34	7,165,075

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.3% (continued)
		Structured Asset Mortgage Investments Trust:
		Series 2002-AR1:
$5,180,731	AAA	Class 1A, 4.087% due 3/25/32	$5,233,964
8,693,572	AAA	Class 2A, 3.315% due 3/25/32	8,753,690
6,926,367	AAA	Series 2003-AR2, Class A1, 1.970% due 12/19/33	6,918,067
6,012,158	AAA	Series 2003-CL1, Class 1F2, 2.215% due 7/25/32	6,028,226
		Structured Asset Securities Corp.:
7,246,811	AAA	Series 2002-11A, Class 1A1, 2.735% due 6/25/32	7,365,638
15,956,080	AAA	Series 2002-16A, Class 1A1, 3.788% due 8/25/32 (b)	16,560,891
10,341,462	AAA	Series 2002-18A, Class 1A1, 3.838% due 9/25/32	10,672,189
3,267,308	AAA	Series 2003-8, Class 2A9, 2.115% due 4/25/33	3,270,077
131,626	AAA	Series 2003-28XS, Class A1, 2.500% due 9/25/33	131,678
4,689,620	AAA	Series 2003-NP3, Class A1, 2.115% due 11/25/33 (d)	4,692,551
		Washington Mutual Mortgage Securities Corp., Mortgage Pass-Through Certificates:
442,506	AAA	Series 2001-9, Class 1A1, 3.772% due 4/25/28	450,367
7,429,501	AAA	Series 2002-AR1, Class 1A1, 3.838% due 11/25/30	7,490,728
8,098,008	AAA	Series 2003-AR10, Class A2, 2.600% due 10/25/33	8,108,511
3,374,371	AAA	Series 2003-S4, Class 2A9, 2.765% due 6/25/33	3,276,618
7,022,180	AAA	Series 2004-AR2, Class A, 2.781% due 4/25/44	7,077,203
		Wells Fargo Mortgage Backed Securities Trust:
11,327,198	Aaa*	Series 2003-5, Class A4, 2.015% due 5/25/33	11,290,944
13,000,000	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34 (b)	13,039,944

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $377,240,404)	377,122,469

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%
1,670,300	AAA	FHLMC Strip, Series 19, Class F, 2.164% due 6/1/28	1,667,710
		FNMA Grantor Trust:
1,353,116	AAA	Series 2000-T6, Class A3, 4.831% due 1/25/28	1,397,216
592,941	AAA	Series 2001-T1, Class A2, 4.662% due 10/25/40	604,012
9,511,829	AAA	Series 2002-T18, Class A5, 4.214% due 5/25/42	9,960,286
11,137,451	AAA	Series 2002-T19, Class A4, 4.267% due 3/25/42 (b)	11,546,078
12,515,186	AAA	Series 2004-T3, Class 2A, 4.065% due 8/25/43 (b)	12,911,274
		FNMA REMIC Trust:
		Series 2003-117:
10,103,283	AAA	Class DF, 2.165% due 12/25/33	10,114,502
4,737,812	AAA	Class KF, 2.015% due 8/25/33	4,742,400
9,576,980	AAA	Series 2003-124, Class F, 1.915% due 1/25/34	9,573,555
18,467,519	AAA	Series 2004-31, Class FG, 2.015% due 8/25/33 (b)	18,477,739
5,770,251	AAA	Series 2004-54, Class FM, 1.915% due 7/25/34	5,779,626
9,967,161	AAA	FNMA Trust, Series 2003-W6, Class 6A, 4.375% due 8/25/42	10,427,475

		TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $97,150,197)	97,201,873

U.S. GOVERNMENT AGENCY PASS-THROUGHS - 29.9%
Federal Home Loan Mortgage Corporation (FHLMC) - 6.4%
		FHLMC Six Month LIBOR:
394,284	AAA	3.362% due 10/1/26	404,315
242,259	AAA	3.311% due 7/1/27	250,445

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Federal Home Loan Mortgage Corporation (FHLMC) - 6.4% (continued)
$5,369,734	AAA	FHLMC One Year LIBOR, 4.947% due 5/1/33	$5,481,888
		FHLMC One Year CMT ARM:
754,777	AAA	3.520% due 12/1/23	781,613
382,887	AAA	4.649% due 2/1/24	388,298
2,593,936	AAA	3.442% due 11/1/26	2,679,933
4,926,611	AAA	3.398% due 6/1/29	5,094,742
1,965,977	AAA	5.036% due 3/1/31	2,021,739
537,940	AAA	6.864% due 5/1/31	539,573
15,359,324	AAA	4.848% due 3/1/33 (b)	15,680,073
13,575,121	AAA	3.604% due 12/1/33 (b)	13,683,093
571,723	AAA	FHLMC Three Year CMT ARM, 5.641% due 12/1/30	595,639
		FHLMC Five Year CMT ARM:
814,325	AAA	7.248% due 8/1/25	847,331
235,745	AAA	6.797% due 12/1/30	239,682
		FHLMC 3/1 Hybrid ARM:
2,711,837	AAA	3.611% due 7/1/29	2,776,017
213,714	AAA	3.868% due 8/1/29	219,756
5,348,027	AAA	4.241% due 8/1/32	5,502,211
5,468,726	AAA	4.660% due 8/1/32	5,589,741
5,480,545	AAA	3.361% due 10/1/33	5,509,398
		FHLMC 5/1 Hybrid ARM:
1,614,081	AAA	3.440% due 12/1/26	1,662,617
939,037	AAA	3.642% due 7/1/29	960,196
4,497,217	AAA	3.680% due 7/1/29	4,588,204
1,340,491	AAA	5.641% due 11/1/31	1,379,489
1,818,912	AAA	5.831% due 3/1/32	1,885,586
4,114,434	AAA	3.961% due 7/1/33	4,137,957
2,042,441	AAA	5.509% due 8/1/34	2,053,900

		Total Federal Home Loan Mortgage Corporation
		(Cost - $84,983,826)	84,953,436

Federal National Mortgage Association (FNMA) - 19.8%
3,733,366	AAA	FNMA 11th District COFI, 5.613% due 2/1/31	3,796,521
		FNMA Six Month CD ARM:
1,261,271	AAA	2.237% due 12/1/20	1,268,199
117,040	AAA	2.649% due 6/1/24	119,169
1,171,356	AAA	3.273% due 7/1/24	1,204,330
723,496	AAA	3.023% due 9/1/24	739,920
2,850,398	AAA	3.082% due 9/1/24	2,925,301
		FNMA Six Month LIBOR:
1,191,770	AAA	6.304% due 11/1/31	1,222,979
4,313,802	AAA	5.150% due 10/1/32	4,424,421
14,500,008	AAA	4.706% due 1/1/33 (b)	14,799,624
6,480,591	AAA	4.892% due 1/1/33	6,751,158
12,329,645	AAA	4.678% due 2/1/33 (b)	12,606,709
12,260,749	AAA	4.886% due 2/1/33 (b)	12,522,917
12,878,280	AAA	4.490% due 4/1/33 (b)	13,125,234
3,335,897	AAA	4.707% due 4/1/33	3,415,948
10,893,532	AAA	4.545% due 5/1/33	11,112,318
7,248,358	AAA	4.447% due 6/1/33	7,383,839

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Federal National Mortgage Association (FNMA) - 19.8% (continued)
		FNMA One Year LIBOR:
$2,805,711	AAA	4.931% due 8/1/32	$2,881,672
3,285,878	AAA	4.992% due 11/1/32	3,331,905
4,477,461	AAA	4.750% due 3/1/33	4,598,384
6,250,806	AAA	3.103% due 8/1/33	6,267,099
		FNMA One Year CMT ARM:
611,824	AAA	3.014% due 8/1/15	619,904
940,177	AAA	3.525% due 11/1/18	967,577
476,900	AAA	2.866% due 4/1/20	484,672
663,162	AAA	3.320% due 4/1/20	680,122
579,500	AAA	3.076% due 7/1/21	594,858
239,095	AAA	3.647% due 8/1/22	245,734
78,010	AAA	2.620% due 3/1/23	77,091
337,604	AAA	3.706% due 7/1/23	349,140
584,802	AAA	2.724% due 8/1/23	592,376
921,597	AAA	3.856% due 2/1/24	955,973
160,886	AAA	4.320% due 6/1/25	166,937
257,914	AAA	3.505% due 12/1/25	266,425
563,458	AAA	3.581% due 1/1/26	583,214
572,751	AAA	3.714% due 1/1/27	590,885
3,475,541	AAA	3.611% due 7/1/27	3,584,388
631,800	AAA	4.285% due 8/1/27	634,954
3,265,179	AAA	3.467% due 1/1/28	3,356,125
65,968	AAA	3.325% due 2/1/28	67,948
497,440	AAA	3.553% due 3/1/28	513,223
2,569,686	AAA	4.325% due 2/1/29	2,632,304
1,812,631	AAA	6.054% due 2/1/29	1,858,810
1,534,621	AAA	6.855% due 8/1/29	1,589,047
310,579	AAA	6.486% due 9/1/29	318,430
3,307,636	AAA	3.668% due 11/1/29	3,406,996
795,607	AAA	6.642% due 1/1/30	811,245
1,089,323	AAA	6.447% due 5/1/30	1,118,459
1,920,476	AAA	6.123% due 9/1/30	1,930,687
4,528,983	AAA	3.849% due 12/1/30	4,722,056
712,603	AAA	3.597% due 1/1/31	735,532
1,290,881	AAA	6.603% due 2/1/31	1,316,135
1,801,569	AAA	3.873% due 3/1/31	1,849,347
290,127	AAA	6.397% due 4/1/31	300,005
954,478	AAA	7.022% due 4/1/31	952,599
2,888,453	AAA	3.914% due 7/1/31	2,977,805
3,611,633	AAA	6.157% due 9/1/31	3,674,458
847,023	AAA	6.372% due 9/1/31	864,290
4,462,898	AAA	6.337% due 10/1/31	4,564,459
949,315	AAA	5.484% due 3/1/32	976,211
2,276,644	AAA	5.459% due 5/1/32	2,337,780
1,843,666	AAA	5.304% due 6/1/32	1,882,310
6,592,363	AAA	5.709% due 6/1/32	6,714,835
1,624,876	AAA	5.835% due 6/1/32	1,658,828
2,565,324	AAA	5.649% due 7/1/32	2,632,814

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Federal National Mortgage Association (FNMA) - 19.8% (continued)
$5,619,998	AAA	6.009% due 7/1/32	$5,892,190
4,314,500	AAA	4.774% due 9/1/32	4,417,496
4,475,699	AAA	5.561% due 9/1/32	4,539,219
3,409,497	AAA	4.692% due 11/1/32	3,483,540
2,220,643	AAA	4.843% due 11/1/32	2,290,358
12,144,728	AAA	4.782% due 12/1/32 (b)	12,527,608
8,200,160	AAA	3.867% due 1/1/33	8,333,430
2,757,452	AAA	4.589% due 1/1/33	2,840,395
7,793,040	AAA	4.638% due 4/1/33	7,882,534
6,660,842	AAA	4.061% due 5/1/33	6,747,914
4,030,425	AAA	4.211% due 7/1/33	4,040,846
2,833,876	AAA	4.373% due 7/1/33	2,854,458
7,127,211	AAA	3.591% due 9/1/37	7,313,202
1,246,327	AAA	6.779% due 12/1/40	1,278,823
		FNMA Three Year CMT ARM:
600,881	AAA	6.230% due 9/1/21	625,215
4,868,951	AAA	6.217% due 6/1/30	5,098,356
2,490,942	AAA	FNMA Five Year CMT ARM, 6.665% due 5/1/30	2,528,897

		Total Federal National Mortgage Association
		(Cost - $265,293,635)	264,349,116

Government National Mortgage Association (GNMA) - 3.7%
		GNMA II One Year CMT ARM:
511,235	AAA	3.375% due 2/20/16	514,304
625,775	AAA	3.375% due 6/20/17	627,637
1,598,945	AAA	4.750% due 9/20/20	1,620,881
900,433	AAA	3.375% due 3/20/21	907,553
3,177,472	AAA	3.375% due 6/20/22	3,191,570
803,984	AAA	4.750% due 8/20/22	814,154
2,117,703	AAA	4.625% due 10/20/22	2,151,736
1,017,215	AAA	4.625% due 11/20/22	1,033,583
436,461	AAA	4.625% due 12/20/22	442,996
775,430	AAA	3.375% due 5/20/23	778,089
625,777	AAA	3.375% due 1/20/24	629,527
1,288,449	AAA	3.375% due 3/20/24	1,294,251
1,625,064	AAA	4.750% due 9/20/27	1,646,150
1,557,538	AAA	4.625% due 10/20/27	1,584,036
3,612,052	AAA	3.375% due 4/20/32	3,684,076
2,308,862	AAA	3.375% due 5/20/32	2,326,317
10,301,041	AAA	4.000% due 7/20/32	10,639,895
7,814,267	AAA	4.000% due 8/20/32	7,915,075
1,368,856	AAA	3.500% due 9/20/32	1,377,010
7,008,364	AAA	3.500% due 7/20/34	6,907,045

		Total Government National Mortgage Association
		(Cost - $50,070,935)	50,085,885

		TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGHS
		(Cost - $400,348,396)	399,388,437

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
PAC IOs - 0.1%
$12,472,207	Aaa*	First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, yield to maturity 9.767% due 4/18/29	$495,122
5,422,042	Aaa*	J.P. Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class X, yield to maturity 8.512% due 9/15/29	249,697
22,815,344	AAA	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X, yield to maturity 5.268% due 10/15/35	555,428

		TOTAL PAC IOs
		(Cost - $1,438,869)	1,300,247

		TOTAL ADJUSTABLE-RATE SECURITIES
		(Cost - $1,214,348,841)	1,214,320,311

FIXED-RATE SECURITIES - 8.4%
ASSET-BACKED SECURITIES - 4.1%
3,000,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2004-AF, Class A3, 2.180% due 7/7/08	2,983,097
5,000,000	AAA	Capital One Master Trust, Series 2000-2, Class A, 7.200% due 8/15/08	5,196,388
294,411	AAA	Chase Funding Mortgage Loan Asset Backed Certificates, Series 1999-3, Class IA4, 7.584% due 4/25/27	298,952
6,600,000	AAA	Credit Acceptance Auto Dealer Loan Trust, Series 2004-1, Class A, 2.530% due 8/17/09 (d)	6,599,431
5,064,679	AAA	EQCC Home Equity Loan Trust, Series 1999-3, Class A4F, 7.371% due 6/25/28	5,207,964
33,150,000	AAA	GMAC Home Equity Loan Trust, Series 2003-HE2, Class A2, 3.140% due 6/25/25 (b)	33,209,319
203,895	AA	PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (d)	209,832
1,630,425	Aaa*	Vanderbilt Mortgage Finance, Series 1998-A, Class 1A4, 6.505% due 6/7/14	1,638,796

		TOTAL ASSET-BACKED SECURITIES
		(Cost - $55,720,823)	55,343,779

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
		Residential Funding Mortgage Securities:
5,572,870	AAA	Series 1993-S49, Class A8, 6.000% due 12/25/08	5,610,582
477,760	AAA	Series 1994-S8, Class A6, 6.000% due 3/25/09	477,440
5,980,688	Aaa*	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A17, 4.500% due 6/25/33	6,027,467

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $12,219,293)	12,115,489

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
2,445,360	AAA	FHLMC, Series 2525, Class AM, 4.500% due 4/15/32	2,507,120
4,513,282	AAA	FHLMC, Series 2537, Class LA, 4.250% due 5/15/30	4,554,785
1,926,459	AAA	FNMA Grantor Trust, Series 2002-T6, Class A1, 3.310% due 2/25/32	1,928,962
		FNMA REMIC Trust:
3,300,352	AAA	Series 1993-251, Class PH, 6.500% due 7/25/23	3,370,027
7,302,613	AAA	Series 2003-111, Class HR, 3.750% due 5/25/30	7,245,478
1,322,347	AAA	FannieMae Whole Loan, Series 2003-W14, Class 1A1, 1.950% due 9/25/43	1,319,339

		TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED
		MORTGAGE OBLIGATIONS
		(Cost - $20,830,889)	20,925,711

U.S. GOVERNMENT AGENCY NOTES & BONDS - 0.6%
7,100,000	AAA	FHLMC, Global Notes, 5.500% due 7/15/06
		(Cost - $7,519,780)	7,487,007

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
U.S. GOVERNMENT AGENCY PASS-THROUGHS - 1.2%
Federal Home Loan Mortgage Corporation (FHLMC) - 0.7%
		FHLMC Gold Fifteen Year:
$32,438	AAA	6.000% due 5/1/08	$34,236
34,833	AAA	6.000% due 6/1/08	36,765
81,580	AAA	6.000% due 11/1/08	86,103
569,931	AAA	6.000% due 3/1/09	601,643
606,352	AAA	5.500% due 4/1/09	633,352
55,665	AAA	6.000% due 4/1/09	58,766
59,542	AAA	6.000% due 7/1/09	62,827
170,220	AAA	6.000% due 3/1/11	179,503
272,479	AAA	6.000% due 5/1/11	287,339
313,609	AAA	6.000% due 6/1/11	330,713
1,144,998	AAA	5.500% due 5/1/12	1,195,981
1,500,026	AAA	6.500% due 9/1/14	1,596,146
1,506,722	AAA	6.000% due 10/1/15	1,588,498
1,426,524	AAA	6.000% due 4/1/17	1,500,266
454,018	AAA	6.000% due 5/1/17	477,462
856,112	AAA	6.000% due 6/1/17	900,320
56,635	AAA	FHLMC Gold Thirty Year, 6.500% due 4/1/29	59,780

		Total Federal Home Loan Mortgage Corporation
		(Cost - $9,231,209)	9,629,700

Federal National Mortgage Association (FNMA) - 0.4%
		FNMA Fifteen Year:
404,040	AAA	6.500% due 7/1/08	428,925
495,002	AAA	5.500% due 2/1/09	517,621
626,152	AAA	6.000% due 11/1/09	660,792
760,850	AAA	5.500% due 3/1/11	793,651
3,132,507	AAA	6.000% due 5/1/12	3,305,802

		Total Federal National Mortgage Association
		(Cost - $5,445,448)	5,706,791

Government National Mortgage Association (GNMA) - 0.1%
		GNMA Fifteen Year:
665,320	AAA	6.500% due 8/15/08	706,361
233,387	AAA	6.000% due 12/15/08	245,391

		Total Government National Mortgage Association
		(Cost - $900,804)	951,752

		TOTAL U.S. GOVERNMENT AGENCY PASS THROUGHS
		(Cost — $15,577,461)	16,288,243

		TOTAL FIXED-RATE SECURITIES
		(Cost - $111,868,246)	112,160,229

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY	VALUE
COMMERCIAL PAPER - 0.5%
$6,146,000	Clipper Receivables Corp., 1.580% due 9/1/04
	(Cost - $6,146,000)	$6,146,000

	TOTAL INVESTMENTS - 99.9% (Cost - $1,332,363,087**)	1,332,626,540
	Other Assets in Excess of Liabilities - 0.1%	1,528,251

	TOTAL NET ASSETS - 100.0%	$1,334,154,791

(a)	All ratings are by Standard & Poor’s Rating Service, except those identified by an asterisk (*) which are rated by Moody’s Investors Service.

(b)	All or a portion of this security has been segregated for open futures contracts commitments and/or “when-issued” securities.

(c)	Security is traded on a “when-issued” basis.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 11 and 12 for definitions of ratings.

Abbreviations used in this schedule:

ARM — Adjustable Rate Mortgage

CD — Certificate of Deposit

CMO — Collateralized Mortgage Obligation

CMT — Constant Maturity Treasury Index

LIBOR — London Interbank Offered Rate

PAC IO — Planned Amortization Class - Interest Only

REMIC — Real Estate Mortgage Investment Conduit

SBA — Small Business Administration

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Significant Accounting Policies

The SB Adjustable Rate Income Fund (“Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Security transactions are accounted for on trade date. U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund’s Board of Trustees. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Futures Contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

(c) Securities Traded on a When-Issued Basis. The Funds may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement.

2. Investments

At August 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,422,723
Gross unrealized depreciation	(4,159,270)

Net unrealized appreciation	$263,453

At August 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contract to Buy:
U.S. Treasury 2 Year Note, 6.000%	525	9/04	$111,445,605	$111,628,125	$182,520
Contract to Sell:
U.S. Treasury 2 Year Note, 6.000%	1,050	12/04	221,817,185	222,255,470	(438,285)

Net Unrealized Loss on Open Futures Contracts					$(255,765)

At August 31, 2004, the Fund had deposited cash of $288,750 with the broker as initial margin collateral.

At August 31, 2004, the Fund held when-issued securities with a total cost of $6,500,000.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SB Adjustable Rate Income Fund

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date October 29, 2004

By	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer

Date October 29, 2004